Share-based payments - Share-Based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (18)	$ (18)	$ (52)	$ (61)
Restricted share units (RSUs) and performance share units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(10)	(10)	(35)	(44)
Employee savings plan and deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (8)	$ (8)	$ (17)	$ (17)